SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 84,859,915	$ 26,720,158	$ 41,056,314
Account receivable, net	23,373,969	10,979,821	2,506,398
Prepaid expenses and other current assets	4,942,285	5,391,736
Total current assets	113,176,169	43,738,752
TOTAL ASSETS	118,443,174	46,261,022
Current liabilities:
Others current liabilities	74,935	31,333
Total current liabilities	33,242,553	14,814,770
Other non-current liabilities	877,826
Total LIABILITIES	34,120,379	14,814,770
Convertible redeemable preferred shares (redemption value of US$209,694,647 and nil as of December 31, 2017 and December 31, 2018, respectively) (Note 13)		156,367,810
SHAREHOLDERS' (DEFICITS) EQUITY:
Ordinary shares		8,984
Treasury stock	(2,499,167)
Additional paid-in capital	204,701,187	876,560
Accumulated deficit	(116,752,285)	(126,899,750)
Accumulated other comprehensive income (loss)	(1,158,900)	1,092,648
Total Shareholders' (Deficit) Equity	84,322,795	(124,921,558)	$ (100,556,616)	$ (70,059,034)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) EQUITY	118,443,174	46,261,022
Convertible redeemable preferred shares, redemption value	0	209,694,647
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	11,044,673	1,307,136
Account receivable, net	7,222	5,971
Prepaid expenses and other current assets	34,027	30,596
Total current assets	11,085,922	1,343,703
Advances to subsidiaries and VIEs	74,814,760	30,102,549
TOTAL ASSETS	85,900,682	31,446,252
Current liabilities:
Accrued issuance costs	809,952
Deferred ADR reimbursement	117,176
Others current liabilities	46,129
Total current liabilities	973,257
Other non-current liabilities	604,630
Total LIABILITIES	1,577,887
Convertible redeemable preferred shares (redemption value of US$209,694,647 and nil as of December 31, 2017 and December 31, 2018, respectively) (Note 13)		156,367,810
SHAREHOLDERS' (DEFICITS) EQUITY:
Ordinary shares	31,960	8,984
Treasury stock	(2,499,167)
Additional paid-in capital	204,701,187	876,560
Accumulated deficit	(116,752,285)	(126,899,750)
Accumulated other comprehensive income (loss)	(1,158,900)	1,092,648
Total Shareholders' (Deficit) Equity	84,322,795	(124,921,558)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) EQUITY	85,900,682	31,446,252
Convertible redeemable preferred shares, redemption value	$ 0	$ 209,694,647